FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2009

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers               New York, NY          February 16, 2010
---------------------------       ----------------------   ---------------------
[Signature]                            [City, State]              [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $ 860,822  (thousands)

List of Other Included Managers:          None









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

                           FORM 13F INFORMATION TABLE


                      Atlantic Investment Management, Inc.
                                    FORM 13F
                               December 31, 2009

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    Column 1                    Column 2   Column 3   Column 4         Column 5         Column 6    Column 7         Column 8

                                Title of    CUSIP      Value      Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                 Class               (x$1000)     Prin. Amt.  PRN Call  Discretion  Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER SERVICES       CL A      008190100   155,194    2,600,000   SH         Sole                2,600,000
ALLIANT TECHSYSTEMS INC             COM      018804104    15,447      175,000   SH         Sole                  175,000
ASHLAND INC NEW                     COM      044209104    67,354    1,700,000   SH         Sole                1,700,000
CACI INTL INC                      CL A      127190304     9,770      200,000   SH         Sole                  200,000
CHINA SEC & SURVE TECH INC          COM      16942J105     1,146      150,000   SH         Sole                  150,000
CROWN HOLDINGS INC                  COM      228368106    11,511      450,000   SH         Sole                  450,000
DEAN FOODS CO NEW                   COM      242370104    13,891      770,000   SH         Sole                  770,000
DEL MONTE FOODS CO                  COM      24522P103    74,844    6,600,000   SH         Sole                6,600,000
DRESSER-RAND GROUP INC              COM      261608103     6,322      200,000   SH         Sole                  200,000
ENERGIZER HLDGS INC                 COM      29266R108   110,917    1,810,000   SH         Sole                1,810,000
F M C CORP                        COM NEW    302491303   111,520    2,000,000   SH         Sole                2,000,000
MANTECH INTL CORP                  CL A      564563104     9,668      200,000   SH         Sole                  200,000
OWENS ILL INC                     COM NEW    690768403   131,480    4,000,000   SH         Sole                4,000,000
RAYTHEON CO                       COM NEW    755111507    13,910      270,000   SH         Sole                  270,000
SCOTTS MIRACLE GRO CO              CL A      810186106    11,793      300,000   SH         Sole                  300,000
SMUCKER J M CO                    COM NEW    832696405   104,975    1,700,000   SH         Sole                1,700,000
WILLIS GROUP HOLDINGS LTD           SHS      G96655108    11,080      420,000   SH         Sole                  420,000
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